Other financial assets - Pledged bank balances (Details) - Pledged bank balances - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Other financial assets [Line Items]
Non current payables of interest and commitment fee	€ 13,313	€ 10,500
Non-current trade payables	5,248	3,612
Pledged bank balance for security	1,400	1,400
More than one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	21,734	€ 15,512
Within one year
Disclosure of Other financial assets [Line Items]
Non current pledged bank balance	€ 0